Related Party Transactions and Balances	6 Months Ended
May 31, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
9.	RELATED PARTY TRANSACTIONS AND BALANCES

Fund advance to director and related parties:

		As of
	Relationship with the Group	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	1,556,765	—	—
Total		1,556,765	—	—

Fund advance from director and related parties:

		As of
	Relationship with the Group	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	—	1,138,226	145,165
Total		—	1,138,226	145,165

Balances represented the funds (loaned from) advanced to Ms. Wai Lau. The balance is unsecured and interest-free. During the period ended of May 31, 2025 and the year ended of November 30, 2024, the company received payments and made payments on behalf of Ms. Wai Lau. The amount due to director, net in HK$1,138,226 (USD$145,165) as of May 31, 2025 represented the funds advance from Ms. Wai Lau, which is used to expand the company’s business.